Loans, borrowings, leases, cash and cash equivalents and short-term investments - Reconciliation of debt to cash flows arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans and borrowings
Loans and borrowings at beginning of the period	$ 13,056
Additions	6,800	$ 3,142	$ 1,225
Repayments	(6,064)	(5,417)	$ (7,841)
Interest paid	755
Cash flow from financing activities	(19)
Effect of exchange rate	(414)
Interest accretion	737
Non-cash changes	323
Loans and borrowings at end of the period	13,360	13,056
Quoted in the secondary market
Loans and borrowings
Loans and borrowings at beginning of the period	7,954
Additions	1,500
Repayments	(243)
Interest paid	556
Cash flow from financing activities	701
Effect of exchange rate	(140)
Interest accretion	531
Non-cash changes	391
Loans and borrowings at end of the period	9,046	7,954
Debt contracts in Brazil
Loans and borrowings
Loans and borrowings at beginning of the period	1,535
Repayments	(294)
Interest paid	60
Cash flow from financing activities	(354)
Effect of exchange rate	(271)
Interest accretion	49
Non-cash changes	(222)
Loans and borrowings at end of the period	959	1,535
Debt contracts in the international markets
Loans and borrowings
Loans and borrowings at beginning of the period	3,567
Additions	5,300
Repayments	(5,527)
Interest paid	139
Cash flow from financing activities	(366)
Effect of exchange rate	(3)
Interest accretion	157
Non-cash changes	154
Loans and borrowings at end of the period	$ 3,355	$ 3,567